Interests in Other Entities - Schedule of Interests in Other Entities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Subsidiaries	£ 0	£ 0
Joint ventures	£ 245	£ 252